Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Data
Interest Income	$ 4,904	$ 4,604	$ 4,736	$ 4,481	$ 4,499	$ 4,644	$ 4,505	$ 4,277
Net Interest Income	4,220	3,904	4,056	3,876	3,822	3,861	3,695	3,482	$ 16,056	$ 14,860
Net Income	$ 1,231	$ 1,071	$ 1,324	$ 952	$ 1,005	$ 1,341	$ 1,214	$ 850	$ 4,578	$ 4,410
Basic earnings per common share (in usd per share)	$ 0.24	$ 0.21	$ 0.25	$ 0.18	$ 0.19	$ 0.25	$ 0.23	$ 0.15	$ 0.88	$ 0.82
Earnings Per Share, Diluted	$ 0.23	$ 0.20	$ 0.25	$ 0.18	$ 0.19	$ 0.25	$ 0.22	$ 0.15	$ 0.86	$ 0.81